Changes in Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies [Abstract]
Changes In Accounting Policies	CHANGES IN ACCOUNTING POLICIES
Intangible Assets
IAS 38 Intangible Assets was amended in March 2021 to revise how to recognize costs in relation to the configuration or customization of application software. The Company adopted the amendment in 2021 and the adoption did not have an impact on the Company's consolidated financial statements.
New accounting standards and amendments not yet adopted
Presentation of Financial Statements
IAS 1 Presentation of Financial Statements was amended in January 2020 by the IASB to clarify the presentation requirements of liabilities as either current or non-current within the statement of financial position. This amendment is effective for fiscal years beginning on or after January 1, 2023 with earlier adoption permitted.